Allstate Life Insurance Company of New York

Allstate Life of New York Variable Life Separate Account A

Supplement, dated October 2, 2009, to

the Consultant Accumulator Variable Universal Life Prospectus; and

the Consultant Protector Variable Universal Life Prospectus.

This supplement amends certain disclosure contained in the above-referenced prospectuses for certain variable life contracts issued by Lincoln Benefit Life Company.

We have received notice of the following changes:

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Effective September 23, 2009, the Alger American Capital Appreciation Portfolio - Class O was renamed as the Alger Capital Appreciation Portfolio – Class I-2, the Alger American LargeCap Growth Portfolio – Class O was renamed as the Alger Large Cap Growth Portfolio – Class I-2, and the Alger American MidCap Growth Portfolio – Class O was renamed as the Alger Mid Cap Growth Portfolio – Class I-2.

Due to these name changes, effective on September 23, 2009, the names of the Sub-Accounts corresponding to the above-referenced Portfolios were changed to the Alger Capital Appreciation – Class I-2 Sub-Account, the Alger Large Cap Growth – Class I-2 Sub-Account, and the Alger Mid Cap Growth – Class I-2 Sub-Account, respectively.

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Effective October 5, 2009, the Premier VIT NACM Small Cap Portfolio will be renamed as the Premier VIT NACM Small Cap Portfolio - Class I. Due to this name change, effective October 5, 2009, the corresponding Premier VIT NACM Small Cap Sub-Account will change its name to the Premier VIT NACM Small Cap – Class I Sub-Account.

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Effective November 2, 2009, the Legg Mason Partners Variable Fundamental Value Portfolio – Class I will be renamed as the Legg Mason ClearBridge Variable Fundamental Value Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio – Class I will be renamed as the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, and the Legg Mason Partners Variable Investors Portfolio – Class I will be renamed as the Legg Mason ClearBridge Variable Investors Portfolio.

Due to these name changes, effective November 2, 2009, the names of the Sub--Accounts corresponding to the above-referenced Portfolios will be changed to the Legg Mason ClearBridge Variable Fundamental Value Sub-Account, the Legg Mason Western Asset Variable Global High Yield Bond Sub-Account and the Legg Mason ClearBridge Variable Investors Sub-Account, respectively.

These name changes do not in any way affect the investment objectives of the Portfolios, which remain unchanged, or the manner in which the investment advisor manages each Portfolio. For complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Please keep this supplement for future reference together with your prospectus.